iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .0%
Axon Enterprise, Inc.
(a) (b)
.................... 7,746 $ 3,475,785
Boeing Co. (The)
(a)
........................ 14,134 3,267,074
Curtiss-Wright Corp. ....................... 4,311 3,222,947
FTAI Aviation Ltd. ......................... 13,598 3,540,103
General Dynamics Corp. .................... 8,934 3,098,490
General Electric Co. ....................... 10,652 3,448,691
HEICO Corp. ........................... 4,472 1,557,061
HEICO Corp. , Class A ...................... 7,944 2,063,931
Howmet Aerospace, Inc. .................... 12,006 3,100,549
L3Harris Technologies, Inc. .................. 9,862 3,108,305
Lockheed Martin Corp. ..................... 5,771 3,061,227
Northrop Grumman Corp. ................... 5,462 3,078,820
Rocket Lab Corp.
(a)
....................... 23,870 3,424,868
RTX Corp. ............................. 17,416 3,128,959
Textron, Inc. ............................ 34,463 3,162,325
TransDigm Group, Inc. ..................... 2,577 3,242,691
48,981,826
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 17,564 3,137,809
Expeditors International of Washington, Inc. ....... 19,283 3,046,521
FedEx Corp. ............................ 8,104 3,336,822
United Parcel Service, Inc. , Class B ............ 31,384 3,348,359
12,869,511
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 57,807 3,927,408
a
Automobiles  —  0 .9%
Ford Motor Co. .......................... 232,689 4,058,096
General Motors Co. ....................... 41,841 3,482,845
Rivian Automotive, Inc. , Class A
(a) (b)
............. 235,575 3,839,873
Tesla, Inc.
(a)
............................. 7,522 3,278,012
14,658,826
a
Banks  —  2 .9%
Bank of America Corp. ..................... 59,939 3,092,852
Citigroup, Inc. ........................... 25,331 3,189,173
Citizens Financial Group, Inc. ................ 49,550 3,084,983
Fifth Third Bancorp ....................... 63,843 3,187,681
First Citizens BancShares, Inc. , Class A .......... 1,577 3,139,034
Huntington Bancshares, Inc. ................. 196,567 3,215,836
JPMorgan Chase & Co. .................... 10,277 3,076,009
KeyCorp ............................... 145,264 3,098,481
M&T Bank Corp. ......................... 14,712 3,179,410
Pinnacle Financial Partners, Inc. ............... 32,216 3,148,792
PNC Financial Services Group, Inc. (The) ........ 14,249 3,150,739
Regions Financial Corp. .................... 113,224 3,170,272
Truist Financial Corp. ...................... 64,976 3,132,493
U.S. Bancorp ........................... 57,015 3,127,273
Wells Fargo & Co. ........................ 40,764 3,160,841
47,153,869
a
Beverages  —  0 .9%
Coca-Cola Co. (The) ...................... 37,096 2,930,955
Constellation Brands, Inc. , Class A ............. 20,748 2,880,237
Keurig Dr Pepper, Inc. ..................... 105,335 3,163,210
Monster Beverage Corp.
(a)
................... 35,193 3,099,800
PepsiCo, Inc. ........................... 20,210 2,914,080
14,988,282
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 14,217 3,095,325
Alnylam Pharmaceuticals, Inc.
(a)
............... 10,326 3,118,246
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 9,188 $ 3,094,427
Biogen, Inc.
(a) (b)
.......................... 15,947 3,125,612
Gilead Sciences, Inc. ...................... 23,287 3,130,471
Incyte Corp.
(a)
........................... 31,788 3,075,171
Insmed, Inc.
(a)
........................... 28,293 3,024,805
Natera, Inc.
(a)
........................... 15,502 3,462,682
Neurocrine Biosciences, Inc.
(a)
................ 19,687 3,116,452
Regeneron Pharmaceuticals, Inc. .............. 4,821 2,963,854
Revolution Medicines, Inc.
(a)
.................. 20,631 3,248,970
United Therapeutics Corp.
(a)
.................. 5,362 2,985,669
Vertex Pharmaceuticals, Inc.
(a)
................ 6,997 3,131,437
40,573,121
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 11,718 3,171,360
eBay, Inc. .............................. 26,601 2,906,691
MercadoLibre, Inc.
(a)
....................... 1,905 3,230,213
9,308,264
a
Building Products  —  1 .3%
Allegion PLC ............................ 24,088 3,133,126
Carlisle Companies, Inc. .................... 9,331 3,217,422
Carrier Global Corp. ....................... 49,462 3,159,138
Johnson Controls International PLC ............ 22,441 3,008,441
Lennox International, Inc. ................... 6,296 3,161,599
Masco Corp. ............................ 47,137 3,311,374
Trane Technologies PLC .................... 6,783 3,061,168
22,052,268
a
Capital Markets  —  4 .9%
Ameriprise Financial, Inc. ................... 6,573 2,929,652
Ares Management Corp. , Class A .............. 25,092 3,224,322
Bank of New York Mellon Corp. (The) ........... 22,293 3,108,313
BlackRock, Inc.
(c)
......................... 2,932 3,069,452
Blackstone, Inc. .......................... 26,597 3,111,051
Carlyle Group, Inc. (The) .................... 66,760 3,032,907
Cboe Global Markets, Inc. ................... 8,373 2,792,898
Charles Schwab Corp. (The) ................. 33,197 2,899,758
CME Group, Inc. , Class A ................... 10,050 2,749,077
Coinbase Global, Inc. , Class A
(a)
............... 15,709 2,969,472
Goldman Sachs Group, Inc. (The) ............. 3,272 3,355,632
Interactive Brokers Group, Inc. , Class A .......... 36,416 3,167,100
Intercontinental Exchange, Inc. ............... 19,719 2,915,454
KKR & Co., Inc. .......................... 32,705 3,137,718
LPL Financial Holdings, Inc. .................. 10,575 2,895,118
Moody's Corp. ........................... 6,994 3,170,031
Morgan Stanley .......................... 16,030 3,334,240
MSCI, Inc. , Class A ....................... 5,260 3,321,059
Nasdaq, Inc. ............................ 33,039 3,056,768
Northern Trust Corp. ....................... 18,428 3,048,913
Raymond James Financial, Inc. ............... 20,123 2,885,839
Robinhood Markets, Inc. , Class A
(a)
............. 40,978 3,864,225
S&P Global, Inc. ......................... 7,405 3,139,720
State Street Corp. ........................ 20,141 3,134,745
T Rowe Price Group, Inc. ................... 29,875 3,122,834
Tradeweb Markets, Inc. , Class A ............... 27,417 2,748,554
80,184,852
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 10,415 2,901,827
CF Industries Holdings, Inc. .................. 23,768 2,670,335
Corteva, Inc. ............................ 38,472 3,011,588
Dow, Inc. .............................. 80,523 2,717,651
DuPont de Nemours, Inc. ................... 65,269 3,160,325
Ecolab, Inc. ............................ 12,367 3,165,952

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals (continued)
International Flavors & Fragrances, Inc. .......... 42,213 $ 3,210,299
Linde PLC ............................. 6,005 2,988,629
LyondellBasell Industries N.V. , Class A .......... 41,606 2,773,040
PPG Industries, Inc. ....................... 29,881 3,375,955
RPM International, Inc. ..................... 31,989 3,389,874
Sherwin-Williams Co. (The) .................. 10,162 3,087,622
36,453,097
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 17,648 3,022,397
Copart, Inc.
(a)
........................... 91,755 3,006,811
Republic Services, Inc. , Class A ............... 14,136 2,833,420
Rollins, Inc. ............................. 56,549 2,691,733
Veralto Corp. ............................ 35,144 2,889,891
Waste Connections, Inc. .................... 19,311 2,877,725
Waste Management, Inc. .................... 13,668 2,890,235
20,212,212
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 21,464 3,422,864
Ciena Corp.
(a)
........................... 5,608 3,253,930
Cisco Systems, Inc. ....................... 26,338 3,171,622
F5, Inc.
(a)
.............................. 7,924 3,038,458
Lumentum Holdings, Inc.
(a)
.................. 3,414 2,918,833
Motorola Solutions, Inc. .................... 7,622 3,073,800
18,879,507
a
Construction & Engineering  —  0 .7%
Comfort Systems USA, Inc. .................. 1,665 3,043,970
EMCOR Group, Inc. ....................... 3,557 2,940,999
MasTec, Inc.
(a)
........................... 7,893 2,986,474
Quanta Services, Inc. ...................... 4,255 3,028,411
11,999,854
a
Construction Materials  —  0 .8%
Amrize Ltd.
(a)
............................ 62,931 3,422,817
CRH PLC .............................. 30,839 3,354,975
Martin Marietta Materials, Inc. ................ 5,705 3,318,256
Vulcan Materials Co. ...................... 11,712 3,313,559
13,409,607
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 9,825 3,109,318
Capital One Financial Corp. .................. 16,695 3,137,491
SoFi Technologies, Inc.
(a) (b)
.................. 199,535 3,635,528
Synchrony Financial ....................... 43,795 3,128,715
13,011,052
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 3,566 2,735,621
Costco Wholesale Corp. .................... 2,777 2,655,700
Dollar General Corp. ...................... 29,367 3,248,284
Dollar Tree, Inc.
(a)
......................... 33,538 3,905,165
Kroger Co. (The) ......................... 43,044 2,675,184
Sysco Corp. ............................ 40,417 3,064,013
Target Corp. ............................ 23,883 3,034,813
Walmart, Inc. ............................ 22,645 2,621,159
23,939,939
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 82,827 3,215,344
Avery Dennison Corp. ...................... 19,700 3,133,679
Ball Corp. .............................. 55,143 3,014,668
International Paper Co. ..................... 103,435 3,461,969
Packaging Corp. of America ................. 14,958 3,274,456
Security Shares Value
a
Containers & Packaging (continued)
Smurfit Westrock PLC ..................... 85,315 $ 3,510,712
19,610,828
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 32,864 3,243,677
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 40,764 3,033,657
a
Diversified Telecommunication Services  —  0 .8%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 34,494 3,911,965
AT&T, Inc. .............................. 121,654 3,017,019
Comcast Corp. , Class A .................... 122,537 3,047,495
Verizon Communications, Inc. ................ 63,656 3,043,393
13,019,872
a
Electric Utilities  —  3 .0%
Alliant Energy Corp. ....................... 41,629 2,981,053
American Electric Power Co., Inc. .............. 23,572 2,985,865
Constellation Energy Corp. .................. 11,658 3,354,590
Duke Energy Corp. ....................... 24,397 2,994,244
Edison International ....................... 43,125 3,016,163
Entergy Corp. ........................... 27,489 2,997,675
Evergy, Inc. ............................. 36,627 3,004,879
Eversource Energy ....................... 44,164 3,015,076
Exelon Corp. ............................ 68,107 3,108,403
FirstEnergy Corp. ........................ 67,427 3,127,939
NextEra Energy, Inc. ...................... 33,743 2,935,978
NRG Energy, Inc. ......................... 24,565 3,293,675
PG&E Corp. ............................ 185,187 3,025,956
PPL Corp. ............................. 86,211 3,051,007
Southern Co. (The) ....................... 32,281 2,971,466
Xcel Energy, Inc. ......................... 38,271 3,042,545
48,906,514
a
Electrical Equipment  —  1 .5%
AMETEK, Inc. ........................... 13,733 3,101,598
Bloom Energy Corp. , Class A
(a)
................ 11,628 3,313,980
Eaton Corp. PLC ......................... 8,172 3,273,703
Emerson Electric Co. ...................... 23,260 3,345,253
GE Vernova, Inc. ......................... 3,003 2,907,865
Hubbell, Inc. , Class B ...................... 6,585 3,118,722
Rockwell Automation, Inc. ................... 7,196 3,245,828
Vertiv Holdings Co. , Class A ................. 9,419 2,973,672
25,280,621
a
Electronic Equipment, Instruments & Components  —  2 .0%
Amphenol Corp. , Class A ................... 25,494 3,792,488
CDW Corp. ............................. 29,122 3,653,355
Coherent Corp.
(a)
......................... 8,594 3,106,473
Corning, Inc. ............................ 17,283 3,130,988
Fabrinet
(a)
.............................. 4,484 2,933,254
Flex Ltd.
(a)
.............................. 24,063 3,628,219
Jabil, Inc. .............................. 9,129 3,328,068
Keysight Technologies, Inc.
(a)
................. 8,831 2,987,792
TE Connectivity PLC ...................... 15,499 3,307,642
Teledyne Technologies, Inc.
(a)
................. 5,011 3,105,968
32,974,247
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 46,417 2,965,118
Halliburton Co. .......................... 70,706 2,746,928
SLB Ltd. ............................... 53,530 2,920,061
TechnipFMC PLC ........................ 41,133 2,814,320
11,446,427
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment  —  1 .5%
Electronic Arts, Inc. ....................... 15,067 $ 3,039,315
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 33,773 3,066,251
Live Nation Entertainment, Inc.
(a)
.............. 18,643 3,139,668
Netflix, Inc.
(a)
............................ 34,019 2,926,314
ROBLOX Corp. , Class A
(a)
................... 68,367 3,223,504
Take-Two Interactive Software, Inc.
(a)
............ 12,761 2,860,506
Walt Disney Co. (The) ..................... 29,709 3,025,267
Warner Bros Discovery, Inc.
(a)
................ 112,179 3,029,955
24,310,780
a
Financial Services  —  2 .7%
Affirm Holdings, Inc. , Class A
(a)
................ 46,538 3,427,524
Apollo Global Management, Inc. ............... 23,171 2,982,339
Berkshire Hathaway, Inc. , Class B
(a)
............ 6,325 3,001,086
Block, Inc. , Class A
(a)
...................... 43,934 3,326,682
Corebridge Financial, Inc. ................... 113,817 3,073,059
Corpay, Inc.
(a)
........................... 8,856 3,204,101
Fidelity National Information Services, Inc. ........ 69,860 3,003,281
Fiserv, Inc.
(a)
............................ 54,237 3,067,645
Global Payments, Inc. ..................... 44,820 3,384,358
Mastercard, Inc. , Class A .................... 6,081 3,003,892
PayPal Holdings, Inc. ...................... 69,334 3,102,697
Rocket Companies, Inc. , Class A
(a)
............. 239,852 3,480,253
Toast, Inc. , Class A
(a)
...................... 130,875 3,406,676
Visa, Inc. , Class A ........................ 9,211 3,006,102
44,469,695
a
Food Products  —  1 .5%
Archer-Daniels-Midland Co. .................. 38,278 3,053,819
Bunge Global SA ......................... 24,856 3,064,745
General Mills, Inc. ........................ 89,989 3,042,528
Hershey Co. (The) ........................ 15,762 3,058,301
Kraft Heinz Co. (The) ...................... 130,538 3,134,217
McCormick & Co., Inc. , NVS ................. 64,316 3,046,649
Mondelez International, Inc. , Class A ............ 49,583 3,032,992
Tyson Foods, Inc. , Class A .................. 45,933 2,802,832
24,236,083
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 17,133 2,897,704
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 65,949 2,984,852
JB Hunt Transport Services, Inc. .............. 11,846 3,274,590
Norfolk Southern Corp. ..................... 9,550 2,912,368
Old Dominion Freight Line, Inc. ............... 14,863 3,346,404
Uber Technologies, Inc.
(a)
................... 41,017 2,887,597
Union Pacific Corp. ....................... 11,191 2,939,204
XPO, Inc.
(a)
............................. 15,022 3,218,463
21,563,478
a
Health Care Equipment & Supplies  —  2 .9%
Abbott Laboratories ....................... 34,214 2,928,718
Becton Dickinson & Co. .................... 20,680 3,042,442
Boston Scientific Corp.
(a)
.................... 53,493 2,584,247
Cooper Companies, Inc. (The)
(a)
............... 49,454 3,027,079
Dexcom, Inc.
(a)
.......................... 45,391 3,347,132
Edwards Lifesciences Corp.
(a)
................ 36,988 3,198,352
GE HealthCare Technologies, Inc. ............. 49,349 3,076,417
IDEXX Laboratories, Inc.
(a)
................... 5,561 3,133,790
Insulet Corp.
(a)
........................... 19,655 2,848,796
Intuitive Surgical, Inc.
(a)
..................... 6,882 2,922,373
Medline, Inc. , Class A
(a)
..................... 100,618 3,678,594
Medtronic PLC .......................... 38,673 2,854,454
ResMed, Inc. ........................... 14,626 2,787,277
Security Shares Value
a
Health Care Equipment & Supplies (continued)
STERIS PLC ............................ 14,173 $ 3,015,022
Stryker Corp. ........................... 9,564 2,917,881
Zimmer Biomet Holdings, Inc. ................ 35,303 2,906,496
48,269,070
a
Health Care Providers & Services  —  2 .2%
Cardinal Health, Inc. ....................... 15,167 2,984,866
Cencora, Inc. ........................... 11,417 3,075,283
Centene Corp.
(a)
......................... 51,377 3,062,069
Cigna Group (The) ........................ 10,433 2,894,114
CVS Health Corp. ........................ 32,267 2,935,652
Elevance Health, Inc. ...................... 7,554 2,970,157
HCA Healthcare, Inc. ...................... 7,509 2,842,457
Humana, Inc. ........................... 9,786 2,988,840
Labcorp Holdings, Inc. ..................... 11,979 3,115,259
McKesson Corp. ......................... 3,989 2,961,593
Quest Diagnostics, Inc. ..................... 15,962 3,110,994
UnitedHealth Group, Inc. .................... 7,807 2,969,080
35,910,364
a
Health Care REITs  —  0 .3%
Ventas, Inc. ............................ 34,396 2,903,710
Welltower, Inc. ........................... 13,940 2,862,300
5,766,010
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 18,608 3,244,119
a
Hotels, Restaurants & Leisure  —  3 .2%
Airbnb, Inc. , Class A
(a)
...................... 23,170 3,088,793
Booking Holdings, Inc. ..................... 19,664 3,292,343
Carnival Corp. Ltd. ........................ 127,205 3,569,372
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 91,977 2,930,387
Darden Restaurants, Inc. ................... 15,686 3,198,532
Domino's Pizza, Inc. ....................... 9,717 3,017,906
DoorDash, Inc. , Class A
(a)
................... 19,650 3,130,048
Expedia Group, Inc. ....................... 14,135 3,191,542
Flutter Entertainment PLC , Class DI
(a)
........... 31,168 3,022,673
Hilton Worldwide Holdings, Inc. ............... 9,673 3,169,455
Hyatt Hotels Corp. , Class A .................. 18,485 3,352,440
Las Vegas Sands Corp. .................... 60,876 3,078,499
Marriott International, Inc. , Class A ............. 8,472 3,182,083
McDonald's Corp. ........................ 10,822 3,021,502
Royal Caribbean Cruises Ltd. ................ 12,293 3,498,957
Starbucks Corp. .......................... 28,567 2,832,704
Yum! Brands, Inc. ........................ 19,968 2,954,266
53,531,502
a
Household Durables  —  1 .2%
DR Horton, Inc. .......................... 22,557 3,317,909
Garmin Ltd. ............................. 13,288 3,108,329
Lennar Corp. , Class A ...................... 36,614 3,287,205
NVR, Inc.
(a)
............................. 526 3,211,125
PulteGroup, Inc. ......................... 27,365 3,233,996
SharkNinja, Inc.
(a)
......................... 29,796 3,631,834
19,790,398
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 31,738 3,035,105
Clorox Co. (The) ......................... 32,828 2,955,177
Colgate-Palmolive Co. ..................... 33,758 3,042,608
Kimberly-Clark Corp. ...................... 31,501 3,074,498
Procter & Gamble Co. (The) ................. 21,507 3,087,545
15,194,933
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 22,559 $ 3,614,629
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 20,346 3,115,583
Honeywell International, Inc. ................. 13,995 3,328,851
6,444,434
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 21,335 3,060,932
a
Insurance  —  4 .0%
Aflac, Inc. .............................. 25,664 2,885,147
Allstate Corp. (The) ....................... 13,532 2,788,810
American International Group, Inc. ............. 39,197 2,909,593
Aon PLC , Class A ........................ 9,389 2,967,487
Arch Capital Group Ltd.
(a)
................... 31,527 2,816,622
Arthur J Gallagher & Co. .................... 14,937 3,003,980
Brown & Brown, Inc. ....................... 52,314 2,942,662
Chubb Ltd. ............................. 9,205 2,869,475
Cincinnati Financial Corp. ................... 18,105 2,850,089
Erie Indemnity Co. , Class A , NVS .............. 13,618 2,901,587
Everest Group Ltd. ........................ 8,512 2,758,143
Fidelity National Financial, Inc. ................ 51,193 2,423,989
Hartford Insurance Group, Inc. (The) ............ 22,507 2,861,315
Loews Corp. ............................ 28,175 2,917,521
Markel Group, Inc.
(a)
....................... 1,633 2,964,858
Marsh & McLennan Companies, Inc. ............ 18,299 2,927,291
MetLife, Inc. ............................ 37,485 3,099,635
Principal Financial Group, Inc. ................ 30,047 3,113,470
Progressive Corp. (The) .................... 14,980 2,852,192
Prudential Financial, Inc. .................... 30,040 3,023,226
Travelers Companies, Inc. (The) ............... 9,947 2,903,430
W R Berkley Corp. ........................ 44,351 2,818,063
Willis Towers Watson PLC ................... 11,955 2,984,805
66,583,390
a
Interactive Media & Services  —  0 .6%
Alphabet, Inc. , Class A ..................... 4,384 1,667,411
Alphabet, Inc. , Class C , NVS ................. 3,480 1,309,976
Meta Platforms, Inc. , Class A ................. 5,043 3,189,748
Pinterest, Inc. , Class A
(a)
.................... 12,969 260,029
Reddit, Inc. , Class A
(a)
...................... 19,621 3,453,296
Snap, Inc. , Class A , NVS
(a)
.................. 29,861 170,506
10,050,966
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 17,188 3,215,359
Cloudflare, Inc. , Class A
(a)
................... 14,700 3,554,754
Cognizant Technology Solutions Corp. , Class A ..... 59,727 3,330,079
CoreWeave, Inc. , Class A
(a)
.................. 30,447 3,334,860
International Business Machines Corp. .......... 13,669 4,070,628
MongoDB, Inc. , Class A
(a)
................... 9,080 3,046,794
Okta, Inc. , Class A
(a)
....................... 35,460 4,371,154
Snowflake, Inc. , Class A
(a)
................... 17,923 4,580,223
Twilio, Inc. , Class A
(a)
...................... 15,509 2,956,636
VeriSign, Inc. ........................... 10,042 2,865,786
35,326,273
a
Life Sciences Tools & Services  —  1 .6%
Agilent Technologies, Inc. ................... 27,484 3,724,907
Danaher Corp. .......................... 18,193 3,323,315
Illumina, Inc.
(a)
........................... 21,449 3,495,329
IQVIA Holdings, Inc.
(a)
...................... 17,548 3,197,421
Mettler-Toledo International, Inc.
(a)
............. 2,892 3,414,237
Thermo Fisher Scientific, Inc. ................. 6,786 3,342,173
Waters Corp.
(a)
.......................... 9,119 3,497,775
Security Shares Value
a
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ............ 9,999 $ 3,227,777
27,222,934
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 3,533 3,094,449
CNH Industrial N.V. ....................... 297,060 3,032,983
Cummins, Inc. ........................... 4,608 2,979,671
Deere & Co. ............................ 5,445 2,952,170
Dover Corp. ............................ 14,642 3,094,733
Fortive Corp. ............................ 52,215 3,045,179
Graco, Inc. ............................. 40,347 3,044,181
IDEX Corp. ............................. 14,873 3,135,675
Illinois Tool Works, Inc. ..................... 12,285 3,037,835
Ingersoll Rand, Inc. ....................... 44,338 3,176,374
Nordson Corp. ........................... 11,187 3,214,361
Otis Worldwide Corp. ...................... 42,838 3,034,644
PACCAR, Inc. ........................... 27,783 3,066,410
Parker-Hannifin Corp. ...................... 3,564 3,010,261
Pentair PLC ............................ 42,213 2,990,369
Snap-on, Inc. ........................... 8,443 3,134,126
Westinghouse Air Brake Technologies Corp. ....... 11,953 3,121,645
Xylem, Inc. ............................. 28,577 3,130,324
55,295,390
a
Media  —  0 .9%
Charter Communications, Inc. , Class A
(a) (b)
........ 21,326 3,072,010
EchoStar Corp. , Class A
(a) (b)
.................. 22,260 2,875,770
Fox Corp. , Class A , NVS .................... 29,341 1,875,477
Fox Corp. , Class B ........................ 19,710 1,131,157
News Corp. , Class A , NVS .................. 115,813 3,022,719
Omnicom Group, Inc. ...................... 42,307 3,076,142
15,053,275
a
Metals & Mining  —  1 .2%
Coeur Mining, Inc. ........................ 181,320 3,503,102
Freeport-McMoRan, Inc. .................... 51,770 3,401,806
Newmont Corp. .......................... 28,917 3,175,376
Nucor Corp. ............................ 13,706 3,426,500
Reliance, Inc. ........................... 8,501 3,236,926
Steel Dynamics, Inc. ....................... 13,605 3,539,341
20,283,051
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 142,807 3,120,333
a
Multi-Utilities  —  1 .8%
Ameren Corp. ........................... 27,981 3,021,108
CenterPoint Energy, Inc. .................... 71,504 3,021,759
CMS Energy Corp. ........................ 41,453 3,008,244
Consolidated Edison, Inc. ................... 28,102 2,968,414
Dominion Energy, Inc. ...................... 44,605 2,985,859
DTE Energy Co. ......................... 21,309 3,044,417
NiSource, Inc. ........................... 64,085 2,962,009
Public Service Enterprise Group, Inc. ........... 39,298 3,090,788
Sempra ............................... 33,375 2,974,714
WEC Energy Group, Inc. .................... 27,257 3,026,890
30,104,202
a
Oil, Gas & Consumable Fuels  —  3 .1%
Cheniere Energy, Inc. ...................... 12,315 2,769,151
Chevron Corp. ........................... 15,406 2,810,979
ConocoPhillips .......................... 24,290 2,768,574
Devon Energy Corp. ....................... 61,158 2,720,919
Diamondback Energy, Inc. ................... 14,626 2,800,586
EOG Resources, Inc. ...................... 21,060 2,808,983
EQT Corp. ............................. 50,844 2,792,861

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp. ...................... 30,188 $ 2,806,880
Exxon Mobil Corp. ........................ 18,695 2,715,636
Kinder Morgan, Inc. ....................... 88,573 2,752,849
Marathon Petroleum Corp. .................. 11,554 2,874,289
Occidental Petroleum Corp. .................. 50,065 2,835,181
ONEOK, Inc. ............................ 31,908 2,678,358
Phillips 66 .............................. 16,663 2,930,688
Targa Resources Corp. ..................... 11,003 2,806,535
Texas Pacific Land Corp. .................... 7,702 3,026,886
Valero Energy Corp. ....................... 11,572 2,833,057
Williams Companies, Inc. (The) ............... 38,274 2,732,381
50,464,793
a
Passenger Airlines  —  0 .5%
Delta Air Lines, Inc. ....................... 44,848 3,699,063
United Airlines Holdings, Inc.
(a)
................ 34,099 3,914,565
7,613,628
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 39,912 3,550,173
Kenvue, Inc. ............................ 177,197 3,061,964
6,612,137
a
Pharmaceuticals  —  1 .3%
Bristol-Myers Squibb Co. .................... 52,117 2,980,050
Eli Lilly & Co. ........................... 2,981 3,294,005
Johnson & Johnson ....................... 13,213 2,977,285
Merck & Co., Inc. ......................... 26,601 3,158,071
Pfizer, Inc. ............................. 118,430 3,100,497
Royalty Pharma PLC , Class A ................ 57,984 3,233,188
Zoetis, Inc. , Class A ....................... 38,506 2,991,531
21,734,627
a
Professional Services  —  1 .7%
Automatic Data Processing, Inc. ............... 13,786 3,058,286
Broadridge Financial Solutions, Inc. ............ 20,337 3,126,203
Equifax, Inc. ............................ 18,895 3,132,602
Jacobs Solutions, Inc. ...................... 26,919 3,226,511
Leidos Holdings, Inc. ...................... 24,126 3,083,303
Paychex, Inc. ........................... 32,165 3,119,362
SS&C Technologies Holdings, Inc. ............. 45,871 3,097,210
TransUnion ............................. 45,989 3,290,973
Verisk Analytics, Inc. , Class A ................. 17,802 3,115,172
28,249,622
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 23,714 2,965,198
CoStar Group, Inc.
(a)
....................... 89,909 2,895,070
5,860,268
a
Residential REITs  —  1 .1%
AvalonBay Communities, Inc. ................ 16,417 2,996,267
Equity Residential ........................ 46,226 3,025,492
Essex Property Trust, Inc. ................... 11,147 3,039,118
Invitation Homes, Inc. ...................... 106,034 3,101,494
Mid-America Apartment Communities, Inc. ........ 23,655 3,053,151
Sun Communities, Inc. ..................... 24,921 3,081,731
18,297,253
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 130,147 3,133,940
Realty Income Corp. ....................... 48,944 2,999,288
Regency Centers Corp. .................... 39,293 3,039,314
Simon Property Group, Inc. .................. 15,130 3,100,288
12,272,830
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  4 .7%
Advanced Micro Devices, Inc.
(a)
............... 7,340 $ 3,788,174
Analog Devices, Inc. ....................... 7,335 3,035,590
Applied Materials, Inc. ..................... 7,468 3,361,048
Astera Labs, Inc.
(a)
........................ 12,441 4,265,397
Broadcom, Inc. .......................... 7,393 3,302,971
Credo Technology Group Holding Ltd.
(a)
.......... 17,983 4,244,527
Entegris, Inc. ............................ 24,464 3,395,359
First Solar, Inc.
(a)
......................... 13,707 4,205,170
Intel Corp.
(a)
............................ 27,427 3,145,328
KLA Corp. .............................. 1,746 3,355,306
Lam Research Corp. ...................... 11,116 3,536,889
Marvell Technology, Inc. .................... 17,240 3,534,200
Microchip Technology, Inc. ................... 33,100 3,132,915
Micron Technology, Inc. ..................... 4,349 4,222,879
Monolithic Power Systems, Inc. ............... 2,070 3,242,055
NVIDIA Corp. ........................... 13,775 2,908,453
NXP Semiconductors N.V. ................... 10,327 3,318,581
ON Semiconductor Corp.
(a)
.................. 28,664 3,457,452
Qnity Electronics, Inc. ...................... 20,923 3,263,988
QUALCOMM, Inc. ........................ 15,536 3,899,847
Teradyne, Inc. ........................... 9,452 3,537,978
Texas Instruments, Inc. ..................... 10,052 3,072,695
77,226,802
a
Software  —  5 .8%
Adobe, Inc.
(a)
............................ 11,918 3,089,265
AppLovin Corp. , Class A
(a)
................... 6,372 3,906,609
Atlassian Corp. , Class A
(a)
................... 35,083 3,775,282
Autodesk, Inc.
(a)
.......................... 12,446 2,878,884
Cadence Design Systems, Inc.
(a)
.............. 8,988 3,369,871
Circle Internet Group, Inc. , Class A
(a)
............ 27,370 3,092,810
Crowdstrike Holdings, Inc. , Class A
(a)
............ 4,926 3,600,906
Datadog, Inc. , Class A
(a)
.................... 14,125 3,493,819
Fair Isaac Corp.
(a)
......................... 2,562 3,204,011
Fortinet, Inc.
(a)
........................... 23,809 3,284,928
Gen Digital, Inc. .......................... 124,956 3,222,615
Intuit, Inc. .............................. 7,603 2,520,623
IREN Ltd.
(a) (b)
............................ 63,656 4,044,702
Microsoft Corp. .......................... 7,280 3,277,747
Oracle Corp. ............................ 16,747 3,781,138
Palantir Technologies, Inc. , Class A
(a)
........... 22,467 3,516,984
Palo Alto Networks, Inc.
(a)
................... 12,655 3,564,787
PTC, Inc.
(a)
............................. 20,931 2,903,758
Roper Technologies, Inc. .................... 9,239 3,007,572
Salesforce, Inc. .......................... 16,937 3,236,661
Samsara, Inc. , Class A
(a)
.................... 98,698 3,453,443
ServiceNow, Inc.
(a)
........................ 29,843 3,711,574
Strategy, Inc. , Class A
(a) (b)
................... 18,459 2,936,642
Synopsys, Inc.
(a)
......................... 6,153 2,926,490
Trimble, Inc.
(a)
........................... 55,699 3,141,981
Tyler Technologies, Inc.
(a) (b)
.................. 9,416 2,948,620
Workday, Inc. , Class A
(a)
.................... 23,496 3,434,880
Zoom Communications, Inc. , Class A
(a)
.......... 31,204 3,170,014
Zscaler, Inc.
(a)
........................... 17,340 2,422,918
94,919,534
a
Specialized REITs  —  2 .1%
American Tower Corp. ..................... 16,606 3,104,658
Crown Castle, Inc. ........................ 32,910 3,011,265
Digital Realty Trust, Inc. .................... 16,314 3,099,660
Equinix, Inc. ............................ 2,899 3,096,248
Extra Space Storage, Inc. ................... 21,659 3,125,610
Gaming and Leisure Properties, Inc. ............ 63,937 3,003,121
Iron Mountain, Inc. ........................ 24,603 3,155,335
Public Storage ........................... 10,251 3,113,126

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialized REITs (continued)
SBA Communications Corp. , Class A ............ 14,645 $ 2,975,278
VICI Properties, Inc. , Class A ................. 107,117 3,022,842
Weyerhaeuser Co. ........................ 132,762 3,253,996
33,961,139
a
Specialty Retail  —  2 .6%
AutoZone, Inc.
(a)
......................... 908 2,665,153
Best Buy Co., Inc. ........................ 51,255 3,995,327
Burlington Stores, Inc.
(a)
.................... 10,622 3,439,722
Carvana Co. , Class A
(a)
..................... 47,970 3,501,810
Dick's Sporting Goods, Inc. .................. 14,365 3,269,043
Home Depot, Inc. (The) .................... 10,048 3,186,623
Lowe's Companies, Inc. .................... 13,916 2,983,034
O'Reilly Automotive, Inc.
(a)
................... 33,061 2,872,340
Ross Stores, Inc. ......................... 14,289 3,311,190
TJX Companies, Inc. (The) .................. 20,168 3,120,998
Tractor Supply Co. ........................ 97,589 3,076,981
Ulta Beauty, Inc.
(a)
........................ 6,311 3,211,352
Williams-Sonoma, Inc. ..................... 17,693 3,601,764
42,235,337
a
Technology Hardware, Storage & Peripherals  —  2 .4%
Apple, Inc. ............................. 10,165 3,172,090
Dell Technologies, Inc. , Class C ............... 12,917 5,436,894
Everpure, Inc. , Class A
(a)
.................... 39,970 3,178,015
Hewlett Packard Enterprise Co. ............... 93,161 4,009,649
HP, Inc. ............................... 144,918 3,918,583
IonQ, Inc.
(a) (b)
............................ 62,736 4,521,384
NetApp, Inc. ............................ 25,200 4,392,108
Seagate Technology Holdings PLC ............. 4,144 3,645,891
Super Micro Computer, Inc.
(a)
................. 99,441 4,583,236
Western Digital Corp. ...................... 6,667 3,541,577
40,399,427
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 32,236 3,670,069
Lululemon Athletica, Inc.
(a)
................... 25,490 3,343,778
NIKE, Inc. , Class B ....................... 71,639 3,311,871
Tapestry, Inc. ............................ 23,087 3,358,235
13,683,953
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 41,067 2,857,442
Philip Morris International, Inc. ................ 15,863 2,813,779
5,671,221
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 69,748 3,082,862
Ferguson Enterprises, Inc. ................... 13,715 3,099,178
United Rentals, Inc. ....................... 3,276 3,261,815
Watsco, Inc. ............................ 7,856 2,883,938
WW Grainger, Inc. ........................ 2,442 3,014,014
15,341,807
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 24,476 3,017,156
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 15,712 2,946,471
a
a
Total Common Stocks — 99.7%
(Cost: $ 1,413,206,660 ) ............................... 1,645,971,288
Security Shares Value
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (b)
............... 39,320 $ 393
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 393
Total Long-Term Investments — 99.7%
(Cost: $ 1,413,206,660 ) ............................... 1,645,971,681
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 24,715,407 24,722,822
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 1,157,422 1,157,422
a
Total Short-Term Securities — 1.6%
(Cost: $ 25,873,030 ) ................................. 25,880,244
Total Investments — 101.3%
(Cost: $ 1,439,079,690 ) ............................... 1,671,851,925
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (21,197,877)
Net Assets — 100.0% ................................. $ 1,650,654,048
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 28,522,969  $ —  $ (3,791,076)
(a)
$ (4,368) $ (4,703) $ 24,722,822  24,715,407  $ 51,494
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,856,694  —  (699,272)
(a)
—  —  1,157,422  1,157,422  66,261  —
BlackRock, Inc. ... 2,806,579  894,057  (446,375) 168,023  (352,832) 3,069,452  2,932  40,995  —
$ —  $ 163,655  $ (357,535)
$ 28,949,696
$ 158,750  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 4 06/18/26 $ 1,519 $ 50,130
E-Mini S&P MidCap 400 Index ............................................................. 8 06/18/26 2,986 47,812
$ 97,942

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI USA Equal Weighted ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,645,971,288  $ —  $ —  $ 1,645,971,288
Rights ................................................ —  393  —  393
Short-Term Securities
Money Market Funds ...................................... 25,880,244  —  —  25,880,244
$ 1,671,851,532  $ 393  $ —  $ 1,671,851,925
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 97,942  $ —  $ —  $ 97,942
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)